INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 1,027,644	$ 791,758
Deferred					(187,264)	(274,031)
State
Change in valuation allowance					187,264	274,031
Income tax provision	$ 120,943	$ 168,455	$ 283,838	$ 773,583	$ 1,027,644	$ 791,758